Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit losses	$ 4,669	$ 3,267
Securities	5,653	9,714
Liability for Unfunded Commitments	199	0
Other real estate owned	1,250	559
Deferred loan fees	437	462
Lease liability	255	322
Accrued / deferred compensation	835	668
Other	393	438
Total deferred tax assets	13,691	15,430
Deferred tax liabilities:
Premises and equipment	319	427
Mortgage servicing rights	365	609
Deferred loan costs	444	422
Pension	1,180	378
Right-of-use asset	246	313
Prepaid expenses	187	456
Other	38	9
Total deferred tax liabilities	2,779	2,614
Net deferred tax assets	$ 10,912	$ 12,816